Arin Large Cap Theta Fund

Schedule of Investments
(Unaudited)

As of August 31, 2021
		Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS PURCHASED - 87.55%
*	S&P 500 Index Call Option (a)	75	$ 4,350	09/01/21	$ 33,920,100	$ 1,688
*	S&P 500 Index Call Option (a)	200	4,370	09/03/21	90,453,600	20,500
*	S&P 500 Index Call Option (a)	238	100	09/17/21	107,639,784	105,216,230
*	S&P 500 Index Call Option (a)	2	200	09/17/21	904,536	863,820
*	S&P 500 Index Call Option (a)	95	200	10/15/21	42,965,460	40,986,325
*	S&P 500 Index Call Option (a)	36	200	11/19/21	16,281,648	15,511,860

	Total Call Options Purchased (Premiums Paid $155,301,297)					162,600,423

PUT OPTIONS PURCHASED - 24.25%
*	S&P 500 Index Put Option (a)	2	5,100	09/17/21	904,536	115,910
*	S&P 500 Index Put Option (a)	141	6,100	09/17/21	63,769,788	22,246,980
*	S&P 500 Index Put Option (a)	92	6,200	10/15/21	41,608,656	15,477,620
*	S&P 500 Index Put Option (a)	3,000	1,900	11/19/21	1,356,804,000	195,000
*	S&P 500 Index Put Option (a)	36	6,200	11/19/21	16,281,648	6,066,540
*	S&P 500 Index Put Option (a)	2,500	1,900	12/17/21	1,130,670,000	375,000
*	S&P 500 Index Put Option (a)	2,000	1,900	01/21/22	904,536,000	575,000

	Total Put Options Purchased (Premiums Paid $52,334,280)					45,052,050

SHORT-TERM INVESTMENT - 7.05%
	Fidelity Investments Money Market Government Portfolio -				Shares
	Class I, 0.01% §				13,088,246	13,088,246

	Total Short-Term Investment (Cost $13,088,246)					13,088,246

Investments, at value (Cost $220,723,823) - 118.85%						$220,740,719

Options Written (Premiums Received $34,167,157) - (18.93)%						(35,153,908)

Other Assets Less Liabilities - 0.08%						140,446

Net Assets - 100%						$185,727,256

						(Continued)

Arin Large Cap Theta Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of August 31, 2021
			Number of Contracts	Exercise Price	Expiration Date	Notional Value	Value (Note 1)

CALL OPTIONS WRITTEN - 18.92%
	*	S&P 500 Index Call Option (a)	1	$ 300	09/17/21	$ 452,268	$ 422,095
	*	S&P 500 Index Call Option (a)	4	400	9/17/21	1,809,072	1,647,840
	*	S&P 500 Index Call Option (a)	2	500	09/17/21	904,536	804,190
	*	S&P 500 Index Call Option (a)	5	600	09/17/21	2,261,340	1,960,500
	*	S&P 500 Index Call Option (a)	4	800	09/17/21	1,809,072	1,488,420
	*	S&P 500 Index Call Option (a)	1	900	09/17/21	452,268	361,990
	*	S&P 500 Index Call Option (a)	2	1,000	09/17/21	904,536	703,960
	*	S&P 500 Index Call Option (a)	76	1,100	09/17/21	34,372,368	25,989,340
	*	S&P 500 Index Call Option (a)	2	1,300	09/17/21	904,536	644,250
	*	S&P 500 Index Call Option (a)	2	5,100	09/17/21	904,536	10
	*	S&P 500 Index Call Option (a)	141	6,100	09/17/21	63,769,788	353
	*	S&P 500 Index Call Option (a)	1	400	10/15/21	452,268	411,445
	*	S&P 500 Index Call Option (a)	2	1,000	10/15/21	904,536	702,990
	*	S&P 500 Index Call Option (a)	92	6,200	10/15/21	41,608,656	230
	*	S&P 500 Index Call Option (a)	36	6,200	11/19/21	16,281,648	180

		Total Call Options Written (Premiums Received $34,083,584)					35,137,793

PUT OPTIONS WRITTEN - 0.01%
	*	S&P 500 Index Put Option (a)	75	4,300	09/01/21	33,920,100	1,312
	*	S&P 500 Index Put Option (a)	200	4,320	09/03/21	90,453,600	14,000
	*	S&P 500 Index Put Option (a)	143	100	09/17/21	64,674,324	358
	*	S&P 500 Index Put Option (a)	50	1,900	09/17/21	22,613,400	125
	*	S&P 500 Index Put Option (a)	92	200	10/15/21	41,608,656	230
	*	S&P 500 Index Put Option (a)	36	200	11/19/21	16,281,648	90

		Total Put Options Written (Premiums Received $83,573)					16,115

	Total Options Written (Premiums Received $34,167,157)						$ 35,153,908

		Summary of Investments
		(Unaudited)		% of Net
				Assets	Value
		Call Options Purchased		87.55%	$ 162,600,423
		Put Options Purchased		24.25%	45,052,050
		Short-Term Investment		7.05%	13,088,246
		Call Options Written		-18.92%	(35,137,793)
		Put Options Written		-0.01%	(16,115)
		Other Assets Less Liabilities		0.08%	140,446
		Total Net Assets		100.00%	$ 185,727,256

*	Non-income producing investment
(a)	Counterparty is Interactive Brokers LLC.
§	Represents 7 day effective SEC yield